UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________

Date of Report (Date of filing): __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001855169

Visio 2021-1R Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ron McMahan, Chief Executive Officer, (562) 735-6555
Name and telephone number, including area code, of the persons to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) the Form ABS-15G filed by RCO 2016-SFR1 Depositor LLC on November 16, 2016 (Accession Number: 0000891092-16-018916), (ii) the Form ABS-15G/A filed by RCO 2016-SFR1 Trust on November 18, 2016 (Accession Number: 0000891092-16-018982), (iii) the Form ABS 15G filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on October 25, 2017 (Accession Number: 0000891092-17-007626), (iv) the Form ABS-15G/A filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on November 1, 2017 (Accession Number: 0000891092-17-007897), (v) the Form ABS 15G/A filed by RCO 2018-VSF1 Depositor LLC on November 13, 2018 (Accession Number: 0000891092-18-008231) and (vi) the Form ABS 15G filed by Visio 2019-1 Depositor LLC on April 19, 2019 (Accession Number: 0000891092-19-004641) (items (i)-(vi) collectively, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the RCO 2016-SFR1 securitization transaction, the RCO 2017-INV1 securitization transaction, the RCO 2018-VFS1 securitization transaction and the Visio 2019-1 securitization transaction (collectively, the “Prior Transactions”). Certain of the mortgage loans that were included in the Prior Transactions will be included in the Visio 2021-1R securitization transaction and the information provided in the Prior Filings solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G. Exhibit 99.1 identifies the mortgage loans that were included in the Prior Transactions and that will be included in the Visio 2021-1R securitization transaction. Exhibit 99.6 contains results of a data integrity review conducted for the RCO 2017-INV1 securitization and only includes the diligence results with respect to loans from that securitization which are being included in the Visio 2021-1R securitization.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grades
99.3	AMC Valuation Report
99.4	AMC Exception Grades Report
99.5	AMC Data Compare (Visio 2021-1R)
99.6	AMC Data Compare (RCO 2017-INV1)
99.7	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.8	Digital Risk Data Integrity Report
99.9	Digital Risk Rebuttal Findings Report
99.10	Digital Risk Rating Agency Grades Report
99.11	Digital Risk Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISIO 2021-1R DEPOSITOR LLC

Date: April 16, 2021	By:	/s/ Ron McMahan
	Name:	Ron McMahan
	Title:	Chief Executive Officer

Exhibit Number

99.1	AMC Executive Summary
99.2	AMC Rating Agency Grades
99.3	AMC Valuation Report
99.4	AMC Exception Grades Report
99.5	AMC Data Compare (Visio 2021-1R)
99.6	AMC Data Compare (RCO 2017-INV1)
99.7	Digital Risk Executive Summary
99.8	Digital Risk Data Integrity Report
99.9	Digital Risk Rebuttal Findings Report
99.10	Digital Risk Rating Agency Grades Report
99.11	Digital Risk Valuation Report